INTANGIBLE ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Impairment of intangible assets	¥ 0			¥ 0
Amortization of intangible assets	389	$ 58	¥ 389
Estimated amortization expense	778
IPR And D TJ103
Amortization of intangible assets	¥ 389		¥ 389